Accounting Policies (Tables)	12 Months Ended
Feb. 24, 2023
Accounting Policies [Abstract]
Net Reserve for Estimated Domestic Workers' Compensation Claim [Table Text Block]

Net Reserve for Estimated Domestic Workers' Compensation Claims	Year Ended
	February 24, 2023	February 25, 2022
Assets:
Long-term - Other assets	$2.6	$3.8
Liabilities:
Current - Accrued expenses - other	1.7	1.8
Long-term - Other long-term liabilities	7.3	9.1
	9.0	10.9
Net reserve	$6.4	$7.1
The other long-term asset balance represents the portion of claims expected to be paid by a third party insurance provider.
Net Reserve for Estimated Product Liability Claims [Table Text Block]

Net Reserve for Estimated Product Liability Claims	Year Ended
	February 24, 2023	February 25, 2022
Assets:
Long-term - Other long-term assets	$0.4	$0.6
Liabilities:
Current - Accrued expenses - other	0.3	0.5
Long-term - Other long-term liabilities	1.4	1.9
	1.7	2.4
Net reserve	$1.3	$1.8
The other long-term asset balance represents the portion of claims expected to be paid by a third party insurance provider.
Schedule of Product Warranty Liability [Table Text Block]

Roll-Forward of Accrued Liability for Product Warranties	Year Ended
	February 24, 2023	February 25, 2022
Balance as of beginning of period	$24.0	$22.5
Adjustment related to addition of initial quality (1)	4.5	—
Accruals related to product warranties, recalls and retrofits	21.8	5.9
Reductions for settlements	(21.5)	(6.7)
Adjustments related to changes in estimates	(0.1)	2.5
Currency translation adjustments	(0.1)	(0.2)
Balance as of end of period	$28.6	$24.0

Environmental Exit Costs by Cost [Table Text Block]

Environmental Contingencies	Year Ended
	February 24, 2023	February 25, 2022
Current - Accrued expenses - other	$0.8	$1.1
Long-term - Other long-term liabilities	2.5	2.3
Total environmental contingencies (discounted)	$3.3	$3.4

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Assets and liabilities related to foreign exchange forward contracts as of February 24, 2023 and February 25, 2022 are summarized below:

Consolidated Balance Sheets	February 24, 2023	February 25, 2022
Other current assets	$2.3	$1.0
Accrued expenses	(0.3)	(0.3)
Total net fair value of foreign exchange forward contracts (1)	$2.0	$0.7
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(1)The notional amounts of the outstanding foreign exchange forward contracts were $55.1 as of February 24, 2023 and $76.1 as of February 25, 2022.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Net gains recognized from foreign exchange forward contracts in 2023, 2022 and 2021 are summarized below:

Gain Recognized in Consolidated Statements of Income	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Cost of sales	$2.6	$0.6	$0.1
Operating expenses	0.6	0.3	(0.1)
Other income, net	(1.1)	(0.2)	0.8
Total net gain	$2.1	$0.7	$0.8
The net gains or losses recognized from foreign exchange forward instruments in Other income, net are largely offset by related foreign currency gains or losses on our intercompany loans and intercompany accounts payable.